TAXATION - Unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TAXATION
Unrecognized tax benefit	¥ 54,956		¥ 53,961	¥ 32,480
Roll-forward of unrecognized tax benefits
Balance at beginning of year	53,961	$ 8,468	32,480
Additions based on tax positions related to the current year	995	156	21,481
Balance at end of year	54,956	$ 8,624	53,961	32,480
Interest expense or penalty accrued in relation to unrecognized tax benefit	¥ 0		¥ 0	¥ 0